Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	£ 340	£ 358
Sales return liability	86	122
Social security and other taxes	17	13
Accruals	290	295
Deferred income	356	360
Interest payable	30	28
Other liabilities	157	188
Trade and other payables	1,276	1,364
Less: non-current portion
Deferred income	52	55
Other liabilities	28	31
Non-current payables	80	86
Current portion	£ 1,196	£ 1,278